Management compensation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Management Compensation
Board of directors and executive board compensation	R$ 2,491	R$ 3,528	R$ 2,756
Bonuses	6,856	5,957	4,483
Total compensation	R$ 9,347	R$ 9,485	R$ 7,239